GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jul. 02, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of Preparation and Accounting Policies
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with International Accounting Standard 34, "Interim Financial Reporting", as issued by the International Accounting Standards Board, UK adopted International Accounting Standard 34 and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority and should be read in conjunction with our 2020 Consolidated Financial Statements. The annual financial statements of the group for the year-ended 31 December 2021 will be prepared in accordance with IFRS as issued by the International Accounting Standards Board and UK adopted International Accounting Standards.
The 2020 Consolidated Financial Statements include a full description of the Group’s accounting policies. The same accounting policies and methods of computation have been used as described in the 2020 Consolidated Financial Statements, with the exception of taxes on income. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
During the period, we performed an interim review and revaluation of certain pension schemes and recorded a pension remeasurement adjustment, primarily relating to changes in certain financial assumptions for our GB Scheme. These changes resulted in a €129 million reduction to the employment benefit liability and a corresponding credit to Other Comprehensive Income.
Several amendments and interpretations apply for the first time in 2021, but do not have a material impact on the condensed consolidated interim financial statements of the Group.

Reporting periods
Reporting periods
Results are presented for the interim period from 1 January 2021 to 2 July 2021.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There were three more selling days in the six months ended 2 July 2021 versus the six months ended 26 June 2020, and there will be four fewer selling days in the second six months of 2021 versus the second six months of 2020 (based upon a standard five-day selling week).

Trading seasonality
Trading seasonality
In addition to the impact of the COVID-19 pandemic outlined above, operating results for the first half of 2021 may not be indicative of the results expected for the year ended 31 December 2021 as sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.

Exchange rates
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.